Financial Risk Management Objectives and Policies - Schedule of Foreign Currency Risk (Details) - Monetary Assets [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
If RMB weakens against US$ [Member]
Schedule of Foreign Currency Risk [Line Items]
Increase/(decrease) in foreign currency rate	5.00%	5.00%
Increase/(decrease) in loss before tax	¥ (65)	¥ (44)
Increase/(decrease) in other comprehensive income (without tax)	¥ 124,210	¥ 56,796
If RMB strengthens against US$ [Member]
Schedule of Foreign Currency Risk [Line Items]
Increase/(decrease) in foreign currency rate	(5.00%)	(5.00%)
Increase/(decrease) in loss before tax	¥ 65	¥ 44
Increase/(decrease) in other comprehensive income (without tax)	¥ (124,210)	¥ (56,796)